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                  NICHOLAS | APPLEGATE-Registered Trademark- INSTITUTIONAL FUNDS

                            SUPPLEMENT TO PROSPECTUS

                     Institutional Shares dated July 9, 1999

                                NOVEMBER 5, 1999



PLEASE REVISE THE "PORTFOLIO TEAMS" SECTION STARTING ON PAGE 43 AS FOLLOWS:

RANDALL S. KAHN, CFA
PORTFOLIO MANAGER
Since 1999; 10 years prior investment experience with American Century Investments, Daiwa Securities America, Inc. and Daiwa Securities Co., LTD.
B.A.--University of California, Berkley
M.B.A.--University of Chicago

GLOBAL TECHNOLOGY, WORLDWIDE GROWTH, GLOBAL BLUE CHIP, GLOBAL GROWTH & INCOME, INTERNATIONAL CORE GROWTH AND INTERNATIONAL SMALL CAP

CHRISTOPHER ANGIOLETI
INVESTMENT ANALYST
Since 1999; 3 years prior investment experience with Sterling Johnston Capital Management, Inc.; Volpe, Brown, Whelan & Co., LLC; and Oppenheimer & Co. Inc.
B.A.--University of California, Los Angeles
J.D.--Vanderbilt University School of Law

GLOBAL TECHNOLOGY, WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP

PLEASE DELETE THE REFERENCE TO EMMY SOBIESKI.